Consolidated statement of cash flows (parenthetical) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Components of cash and cash equivalents:
Cash on hand	$ 6	₨ 472	₨ 1,742	₨ 2,859
Balances with banks
On current account	11,990	876,916	1,089,764	1,756,322
Fixed deposits with banks	10,364	758,008	250,000
Cash in transit				11,498
Credit card collection in hand	1,042	76,193	23,864	390,335
Total cash and cash equivalents	23,402	1,711,589	1,365,370	2,161,014
Less: Bank overdrafts			(719,141)	(797,343)
Total cash and cash equivalents	$ 23,402	₨ 1,711,589	₨ 646,229	₨ 1,363,671